Commitments and Contigencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company’s contractual obligations
Contractual Obligations	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Operating lease commitment	$367,491	125,885	241,606	-	$-
Repayment of bank loans	15,859,903	9,574,603	5,212,200	1,073,100	-
Total	$16,227,394	9,700,488	5,453,806	1,073,100	$-